SHARE-BASED COMPENSATION - Restricted Stock Units (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
SHARE-BASED COMPENSATION
Number of common stocks represented by each RSU			1
Percentage of vesting and exercisable upon the second and third anniversary of the grant date			0.67%
Weighted- average grant date fair value
Forfeiture percentage	13.04%	13.04%	13.04%
Fair value of stock option and RSU on the grant date	$ 3,500,000
Share-based compensation expense	55,468	$ 347,466	$ 6,585,386
Unrecognized compensation cost	$ 0	$ 64,415
Restricted Stock Units
SHARE-BASED COMPENSATION
Vesting period			3 years
Percentage of vesting and exercisable upon the date of grant			0.33%
Number of Restricted Shares
Outstanding at beginning of year (in shares)	35,567	77,800
Granted (in shares)			616,700
Vested (in shares)	(32,234)	(38,900)	(538,900)
Forfeited (in shares)	(3,333)	(3,333)
Outstanding at end of year (in shares)		35,567	77,800
Weighted- average grant date fair value
Outstanding at beginning of year (in dollars per share)	$ 9.26	$ 9.26
Granted (in dollars per share)			$ 9.26
Vested (in dollars per share)	$ 9.26	9.26	9.26
Forfeited (in dollars per share)		9.26
Outstanding at end of year (in dollars per share)		$ 9.26	$ 9.26